Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 328,822	$ 47,675	¥ 357,322	¥ 471,614
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	191,587	27,778	222,856	342,542
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 137,235	$ 19,897	¥ 134,466	¥ 129,072